Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Registrant Name	dei_EntityRegistrantName	Morgan Stanley Institutional Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000836487
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 13, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jul. 13, 2022
Prospectus Date	rr_ProspectusDate	Jul. 13, 2022